CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Cash in bank and on hand	378	184
Total Cash and cash equivalent	378	184